Accounts Payable	6 Months Ended
Jun. 30, 2026
Accounts Payable
Accounts Payable

8.  Accounts Payable

	June 30,	December 31,
	2026	2025

	(in US$’000)
Accounts payable — third parties	33,646	45,533

Substantially all accounts payable are denominated in HK$, RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis for accounts payable - third parties based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2026	2025

	(in US$’000)
Not later than 3 months	28,926	38,944
Between 3 months to 6 months	1,775	5,080
Between 6 months to 1 year	1,896	502
Later than 1 year	1,049	1,007
Accounts payable — third parties	33,646	45,533